Employees and directors, Average Monthly Number of People Employed (Details) - Employee	12 Months Ended		18 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Oct. 31, 2018
Average number of employees [Abstract]
Sales and distribution	2,141	1,958	6,375
Research and development	1,876	1,676	4,952
General and administration	646	584	1,386
Average monthly number of people (including executive directors) employed by the Group	4,663	4,218	12,713
Continuing Operations [Member]
Average number of employees [Abstract]
Sales and distribution	1,818	1,692	5,860
Research and development	1,400	1,301	4,323
General and administration	642	582	1,378
Average monthly number of people (including executive directors) employed by the Group	3,860	3,575	11,561
Discontinued Operations [Member]
Average number of employees [Abstract]
Sales and distribution	323	266	515
Research and development	476	375	629
General and administration	4	2	8
Average monthly number of people (including executive directors) employed by the Group	803	643	1,152